OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Amount	$ 23,018	$ 22,428
Accumulated Amortization	16,748	14,363
Net Book Value	6,270	8,065
Customer Relationships [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	7,484	6,910
Net Book Value	1,250	1,824
Intellectual Property [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	3,959	3,389
Net Book Value	3,060	3,630
Capitalized Software Development Costs [Member]
Carrying Amount	7,265	6,675
Accumulated Amortization	5,305	4,064
Net Book Value	$ 1,960	$ 2,611